Settlement of legal proceedings - Additional Information (Detail)		12 Months Ended
	Jun. 14, 2018 AUD ($) shares	Jun. 30, 2018 AUD ($) $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)
Disclosure of Legal Proceedings [line items]
Extinguishment of convertible notes		$ 136,000
Cash payments		0		$ 0
Other income		12,989,000		$ 8,563,000	$ 3,665,000
Noxopharm Limited [member]
Disclosure of Legal Proceedings [line items]
Shares held in escrow | shares	5,970,714
Settlement of legal proceedings	$ 6,490,680	$ 1,770,000
Number of unlisted options		3,000,000
Excise price of unlisted options | $ / shares		$ 0.80
Cash payments		$ 165,000
Other income			$ 8,410,680
Change in equity			$ 136,000